UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Robshaw & Julian Associates, Inc.
           -----------------------------------------------------
Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221
           -----------------------------------------------------

Form 13F File Number: 28-7320
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James P. Julian
        -------------------------
Title:  Vice President
        -------------------------
Phone:  716-633-6555
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian              Williamsville, New York              11/06/2003
-------------------              -----------------------              ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-7320          Robshaw & Julian Associates, Inc.
---------------  -----------------------------------------
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            34
                                         ------------
Form 13F Information Table Value Total:  $166,781,779
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
FANNIE MAE                     COMMON           313586109 11190442  159408          Sole    none        x      0    0
GENERAL ELECTRIC CO.           COMMON           369604103  9332259  313058          Sole    none        x      0    0
SYSCO CORP                     COMMON           871829107  9236781  282384          Sole    none        x      0    0
PEPSICO INC                    COMMON           713448108  8615078  187979          Sole    none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  8251958  106780          Sole    none        x      0    0
WAL MART STORES INC            COMMON           931142103  8148794  145905          Sole    none        x      0    0
INTEL CORP                     COMMON           458140100  8119391  295036          Sole    none        x      0    0
AFLAC INC                      COMMON           1055102    7487657  231816          Sole    none        x      0    0
MERCK & CO INC                 COMMON           589331107  7220994  142651          Sole    none        x      0    0
ROYAL DUTCH PETE CO.           COMMON           780257705  6960528  157478          Sole    none        x      0    0
WYETH                          COMMON           983024100  6896007  149588          Sole    none        x      0    0
PRAXAIR INC.                   COMMON           74005P104  6853219  110625          Sole    none        x      0    0
AMERICAN INTL GROUP            COMMON           26874107   6562336  113732          Sole    none        x      0    0
MEDTRONIC                      COMMON           585055106  6204701  132240          Sole    none        x      0    0
ALTRIA                         COMMON           02209s103  6059818  138352          Sole    none        x      0    0
PFIZER                         COMMON           717081103  5854165  192698          Sole    none        x      0    0
AUTOMATIC DATA PROCESSING      COMMON           53015103   5552269  154875          Sole    none        x      0    0
SCHLUMBERGER                   COMMON           806857108  5285232  109199          Sole    none        x      0    0
MICROSOFT                      COMMON           594918104  4962578  178510          Sole    none        x      0    0
FIFTH THIRD BANCORP            COMMON           316773100  4852808   87375          Sole    none        x      0    0
DENTSPLY                       COMMON           249030107  4106223   91575          Sole    none        x      0    0
DONALDSON                      COMMON           257651109  4000728   74225          Sole    none        x      0    0
CISCO                          COMMON           17275R102  4135645  211110          Sole    none        x      0    0
INTERPUBLIC GROUP              COMMON           460690100  2713172  192151          Sole    none        x      0    0
AGILENT                        COMMON           00846U101  2216970  100270          Sole    none        x      0    0
SUNCOR                         COMMON           867229106  1994125  107500          Sole    none        x      0    0
EXXON CORP                     COMMON           302290101  1378722   37670          Sole    none        x      0    0
M&T                            COMMON           55261F104   657369    7530          Sole    none        x      0    0
J P MORGAN CHASE               COMMON           46625H100   479247   13960          Sole    none        x      0    0
JOHNSON & JOHNSON              COMMON           478160104   398983    8057          Sole    none        x      0    0
COCA COLA CO.                  COMMON           191216100   326496    7600          Sole    none        x      0    0
KEY CORP                       COMMON           493267108   260226   10177          Sole    none        x      0    0
GILLETTE CO.                   COMMON           375766102   252642    7900          Sole    none        x      0    0
CITIGROUP                      COMMON           172967101   214216    4707          Sole    none        x      0    0